Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash at banks and on hand	$ 74,776	$ 45,405
Short-term deposits	94	200
Total	$ 74,870	$ 45,605	$ 76,472	$ 79,888